Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.
(a)
................. 107 $ 56,277
General Dynamics Corp. ................ 1,769 482,194
HEICO Corp. , Class A .................. 841 177,426
Lockheed Martin Corp. ................. 3,411 1,523,728
Northrop Grumman Corp. ............... 3,622 1,854,500
RTX Corp. ......................... 1,542 204,253
4,298,378
Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc. ... 1,947 234,127
FedEx Corp. ........................ 2,607 635,534
United Parcel Service, Inc. , Class B ........ 1,474 162,125
1,031,786
Automobile Components — 0.5%
BorgWarner, Inc. ..................... 31,411 899,925
Automobiles — 1.3%
General Motors Co. ................... 3,964 186,427
Tesla, Inc.
(a)
......................... 9,378 2,430,402
2,616,829
Banks — 3.8%
Bank of America Corp. ................. 64,532 2,692,920
Citigroup, Inc. ....................... 7,009 497,569
JPMorgan Chase & Co. ................ 9,711 2,382,108
PNC Financial Services Group, Inc. (The) .... 11,324 1,990,420
7,563,017
Beverages — 0.8%
Coca-Cola Co. (The) .................. 17,889 1,281,210
Constellation Brands, Inc. , Class A
(b)
........ 1,370 251,423
1,532,633
Biotechnology — 3.5%
AbbVie, Inc. ........................ 6,604 1,383,670
Amgen, Inc. ........................ 1,406 438,039
Biogen, Inc.
(a)
....................... 6,940 949,670
BioMarin Pharmaceutical, Inc.
(a)
........... 10,188 720,190
Exelixis, Inc.
(a) (b)
...................... 894 33,006
Gilead Sciences, Inc. .................. 8,470 949,063
Incyte Corp.
(a)
....................... 3,592 217,496
Ionis Pharmaceuticals, Inc.
(a) (b)
............ 1,642 49,539
Natera, Inc.
(a)
....................... 3,302 466,936
Neurocrine Biosciences, Inc.
(a)
............ 7,432 821,979
Regeneron Pharmaceuticals, Inc. .......... 897 568,904
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 3,455 125,106
United Therapeutics Corp.
(a)
.............. 912 281,142
7,004,740
Broadline Retail — 4.2%
(a)
Amazon.com, Inc. .................... 41,413 7,879,237
Etsy, Inc. .......................... 9,088 428,772
8,308,009
Building Products — 0.3%
Trane Technologies plc ................. 2,003 674,851
Capital Markets — 4.7%
Charles Schwab Corp. (The) ............. 13,524 1,058,659
CME Group, Inc. , Class A ............... 3,696 980,512
Evercore, Inc. , Class A ................. 137 27,362
Interactive Brokers Group, Inc. , Class A ...... 324 53,651
Intercontinental Exchange, Inc. ........... 8,825 1,522,313
Invesco Ltd. ........................ 20,754 314,838
Moody's Corp. ....................... 4,181 1,947,050
Morgan Stanley ...................... 19,500 2,275,065
Security
Shares
Shares Value
Capital Markets (continued)
MSCI, Inc. ......................... 519 $ 293,494
S&P Global, Inc. ..................... 1,463 743,350
9,216,294
Chemicals — 0.3%
DuPont de Nemours, Inc. ............... 2,502 186,850
Huntsman Corp. ..................... 2,843 44,891
LyondellBasell Industries NV , Class A
(b)
...... 5,378 378,611
Mosaic Co. (The) ..................... 1,714 46,295
656,647
Commercial Services & Supplies — 0.9%
Cintas Corp. ........................ 9,086 1,867,446
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................. 548 42,459
Juniper Networks, Inc. ................. 1,239 44,840
Motorola Solutions, Inc. ................ 3,740 1,637,409
1,724,708
Construction & Engineering — 0.5%
Comfort Systems USA, Inc. .............. 1,626 524,108
MasTec, Inc.
(a)
....................... 4,646 542,235
1,066,343
Consumer Finance — 0.6%
American Express Co. ................. 4,139 1,113,598
Consumer Staples Distribution & Retail — 3.1%
Costco Wholesale Corp. ................ 3,260 3,083,243
Target Corp. ........................ 2,830 295,339
Walmart, Inc.
(b)
...................... 30,621 2,688,217
6,066,799
Containers & Packaging — 0.9%
Crown Holdings, Inc. .................. 1,983 177,003
Packaging Corp. of America ............. 7,774 1,539,407
1,716,410
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.
(a)
...... 984 125,007
Diversified Telecommunication Services — 0.4%
AT&T, Inc. .......................... 2,061 58,285
Verizon Communications, Inc. ............ 14,241 645,972
704,257
Electric Utilities — 1.3%
Entergy Corp. ....................... 17,656 1,509,412
OGE Energy Corp. .................... 11,447 526,104
PG&E Corp. ........................ 7,419 127,458
Pinnacle West Capital Corp. ............. 4,600 438,150
2,601,124
Electrical Equipment — 0.9%
AMETEK, Inc. ....................... 1,423 244,955
Eaton Corp. plc ...................... 5,515 1,499,142
GE Vernova, Inc. ..................... 181 55,256
1,799,353
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. , Class A ............... 24,878 1,631,748
Flex Ltd.
(a)
.......................... 3,854 127,490
1,759,238
Energy Equipment & Services — 0.3%
Halliburton Co. ...................... 19,664 498,876
Entertainment — 0.7%
Netflix, Inc.
(a)
........................ 1,589 1,481,790

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services — 2.8%
Berkshire Hathaway, Inc. , Class B
(a)
........ 2,791 $ 1,486,431
Mastercard, Inc. , Class A ................ 1,538 843,008
Visa, Inc. , Class A .................... 9,124 3,197,597
5,527,036
Food Products — 0.0%
Ingredion, Inc.
(b)
...................... 651 88,022
Ground Transportation — 0.3%
Knight-Swift Transportation Holdings, Inc. .... 4,501 195,749
Uber Technologies, Inc.
(a)
............... 6,297 458,799
654,548
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories ................... 3,515 466,265
Align Technology, Inc.
(a)
................. 124 19,699
Boston Scientific Corp.
(a)
................ 10,984 1,108,066
Dexcom, Inc.
(a)
...................... 2,843 194,148
Edwards Lifesciences Corp.
(a)
............ 6,933 502,504
Intuitive Surgical, Inc.
(a)
................. 532 263,484
Medtronic plc ....................... 21,310 1,914,916
Stryker Corp. ....................... 486 180,913
4,649,995
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.
(a)
............. 627 19,011
Cardinal Health, Inc. ................... 2,739 377,352
Centene Corp.
(a)
..................... 19,141 1,162,050
Cigna Group (The) .................... 521 171,409
Elevance Health, Inc. .................. 527 229,224
Encompass Health Corp. ............... 3,915 396,511
HCA Healthcare, Inc. .................. 2,823 975,488
Tenet Healthcare Corp.
(a)
................ 1,313 176,599
UnitedHealth Group, Inc. ................ 4,068 2,130,615
Universal Health Services, Inc. , Class B ..... 2,155 404,924
6,043,183
Health Care REITs — 0.5%
Ventas, Inc. ........................ 14,013 963,534
Health Care Technology — 0.1%
(a)
Doximity, Inc. , Class A ................. 970 56,289
Veeva Systems, Inc. , Class A ............. 742 171,870
228,159
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc. , Class A
(a)
.................. 2,298 274,519
Booking Holdings, Inc. ................. 593 2,731,898
Chipotle Mexican Grill, Inc.
(a)
............. 2,244 112,671
DoorDash, Inc. , Class A
(a)
............... 5,411 988,968
Texas Roadhouse, Inc. ................. 1,352 225,284
4,333,340
Household Durables — 0.8%
DR Horton, Inc. ...................... 3,330 423,343
Garmin Ltd. ......................... 1,516 329,169
NVR, Inc.
(a)
......................... 20 144,888
Taylor Morrison Home Corp.
(a)
............ 4,894 293,836
Toll Brothers, Inc. ..................... 2,997 316,453
1,507,689
Household Products — 1.5%
Colgate-Palmolive Co. ................. 25,240 2,364,988
Procter & Gamble Co. (The) ............. 3,554 605,673
2,970,661
Industrial Conglomerates — 0.2%
Honeywell International, Inc. ............. 2,023 428,370
Security
Shares
Shares Value
Insurance — 2.4%
Allstate Corp. (The) ................... 3,598 $ 745,038
First American Financial Corp. ............ 304 19,952
Globe Life, Inc. ...................... 2,391 314,943
Hanover Insurance Group, Inc. (The) ....... 834 145,074
Hartford Insurance Group, Inc. (The) ........ 295 36,500
Progressive Corp. (The) ................ 4,650 1,315,996
Travelers Cos., Inc. (The) ............... 8,139 2,152,440
4,729,943
Interactive Media & Services — 6.6%
Alphabet, Inc. , Class A ................. 31,300 4,840,232
Alphabet, Inc. , Class C ................. 18,506 2,891,192
Meta Platforms, Inc. , Class A ............. 8,861 5,107,126
Pinterest, Inc. , Class A
(a)
................ 4,088 126,728
12,965,278
IT Services — 0.6%
Accenture plc , Class A ................. 4,120 1,285,605
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. ............... 999 116,863
Thermo Fisher Scientific, Inc. ............. 1,852 921,555
1,038,418
Machinery — 1.9%
Caterpillar, Inc. ...................... 1,133 373,663
Cummins, Inc. ....................... 1,903 596,476
Flowserve Corp. ..................... 7,108 347,155
Parker-Hannifin Corp. .................. 3,970 2,413,165
Pentair plc ......................... 896 78,382
3,808,841
Media — 1.0%
Comcast Corp. , Class A ................ 47,997 1,771,089
Fox Corp. , Class B .................... 520 27,409
New York Times Co. (The) , Class A ......... 3,279 162,639
1,961,137
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. ................ 16,025 606,707
Nucor Corp. ........................ 5,415 651,641
1,258,348
Multi-Utilities — 0.3%
CMS Energy Corp. .................... 6,002 450,810
Consolidated Edison, Inc. ............... 2,103 232,571
683,381
Oil, Gas & Consumable Fuels — 3.1%
Cheniere Energy, Inc. .................. 4,003 926,294
Chevron Corp. ....................... 5,267 881,116
ConocoPhillips ...................... 5,222 548,415
Devon Energy Corp. ................... 41,871 1,565,975
Marathon Petroleum Corp. .............. 3,161 460,526
Ovintiv, Inc. ......................... 709 30,345
Targa Resources Corp. ................. 4,265 855,005
Valero Energy Corp. ................... 2,751 363,325
Williams Cos., Inc. (The) ................ 6,983 417,304
6,048,305
Passenger Airlines — 0.2%
Delta Air Lines, Inc. ................... 11,192 487,971
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co. ................ 949 57,880
Eli Lilly & Co. ....................... 2,844 2,348,888
Merck & Co., Inc. ..................... 15,531 1,394,063
Pfizer, Inc. ......................... 54,789 1,388,353

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Zoetis, Inc. , Class A ................... 1,745 $ 287,314
5,476,498
Professional Services — 0.1%
Booz Allen Hamilton Holding Corp. ......... 1,357 141,915
CACI International, Inc. , Class A
(a) (b)
........ 380 139,430
281,345
Retail REITs — 1.5%
Brixmor Property Group, Inc. ............. 1,718 45,613
Kimco Realty Corp. ................... 26,836 569,997
NNN REIT, Inc. ...................... 677 28,874
Simon Property Group, Inc. .............. 13,992 2,323,791
2,968,275
Semiconductors & Semiconductor Equipment — 8.9%
Advanced Micro Devices, Inc.
(a)
........... 7,483 768,803
Broadcom, Inc. ...................... 17,228 2,884,484
Lam Research Corp. .................. 17,695 1,286,427
Marvell Technology, Inc. ................ 11,674 718,768
NVIDIA Corp. ....................... 94,921 10,287,538
Onto Innovation, Inc.
(a)
................. 519 62,975
QUALCOMM, Inc. .................... 10,750 1,651,308
17,660,303
Software — 10.1%
Adobe, Inc.
(a)
........................ 3,846 1,475,056
AppLovin Corp. , Class A
(a)
............... 708 187,599
Autodesk, Inc.
(a)
...................... 4,918 1,287,532
Cadence Design Systems, Inc.
(a)
.......... 618 157,176
Datadog, Inc. , Class A
(a)
................ 1,716 170,244
Elastic NV
(a)
........................ 1,897 169,023
Fair Isaac Corp.
(a)
..................... 204 376,209
Fortinet, Inc.
(a)
....................... 14,167 1,363,715
HubSpot, Inc.
(a)
...................... 193 110,259
Intuit, Inc. .......................... 405 248,666
Microsoft Corp. ...................... 33,260 12,485,471
Palantir Technologies, Inc. , Class A
(a)
....... 4,414 372,542
RingCentral, Inc. , Class A
(a)
.............. 3,148 77,945
SailPoint, Inc.
(a)
...................... 2,167 40,631
Salesforce, Inc. ...................... 532 142,768
ServiceNow, Inc.
(a)
.................... 1,588 1,264,270
Varonis Systems, Inc.
(a)
................. 1,745 70,585
19,999,691
Security
Shares
Shares Value
Specialized REITs — 1.2%
CubeSmart ......................... 18,118 $ 773,820
Digital Realty Trust, Inc. ................ 1,604 229,837
Equinix, Inc. ........................ 614 500,625
Extra Space Storage, Inc. ............... 375 55,684
Iron Mountain, Inc. .................... 9,711 835,534
2,395,500
Specialty Retail — 2.0%
AutoNation, Inc.
(a)
..................... 436 70,597
Bath & Body Works, Inc. ................ 3,822 115,883
Home Depot, Inc. (The) ................ 7,504 2,750,141
Lithia Motors, Inc. , Class A .............. 423 124,167
TJX Cos., Inc. (The) ................... 5,927 721,909
Urban Outfitters, Inc.
(a)
................. 2,884 151,122
3,933,819
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc. ......................... 58,513 12,997,493
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp. , Class A ............. 1,857 409,914
Tobacco — 0.9%
Philip Morris International, Inc. ............ 10,621 1,685,871
Total Long-Term Investments — 99 .0%
(Cost: $ 174,071,456 ) .............................. 195,798,531
Short-Term Securities
Money Market Funds — 2.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(e)
................... 1,967,298 1,968,281
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22% ..................... 1,997,599 1,997,599
Total Short-Term Securities — 2 .0%
(Cost: $ 3,965,880 ) ............................... 3,965,880
Total Investments — 101 .0%
(Cost: $ 178,037,336 ) .............................. 199,764,411
Liabilities in Excess of Other Assets — (1.0) % ............. (1,931,448)
Net Assets — 100.0% ...............................
$ 197,832,963
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage Large Cap Core Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 4,899,191 $ — $ (2,930,821)
(a)
$ (425) $ 336 $ 1,968,281 1,967,298 $ 1,634
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 2,052,618 — (55,019)
(a)
— — 1,997,599 1,997,599 20,567 —
$ (425) $ 336 $ 3,965,880 $ 22,201 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage Large Cap Core Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 8 06/20/25 $ 2,261 $ (21,609)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 195,798,531 $ — $ — $ 195,798,531
Short-Term Securities
Money Market Funds ...................................... 3,965,880 — — 3,965,880
$ 199,764,411 $ — $ — $ 199,764,411
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (21,609) $ — $ — $ (21,609)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust